Accounts receivable (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Summary of Accounts Receivable	Accounts receivable break down as follows:

(€ million)	December 31, 2024	December 31, 2023	December 31, 2022
Gross value	7,777	8,528	8,537
Allowances	(100)	(95)	(113)
Carrying amount	7,677	8,433	8,424

Summary of Gross Value of Overdue Receivables

(€ million)	Overdue accounts gross value	Overdue by <1 month	Overdue by 1 to 3 months	Overdue by 3 to 6 months	Overdue by 6 to 12 months	Overdue by > 12 months
December 31, 2024	650	316	194	87	9	44
December 31, 2023	689	269	154	123	62	81
December 31, 2022	452	118	161	87	35	51